Future Amortization Expense for Intangible Assets (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2016	$ 34,832
2017	24,626
2018	13,824
2019	10,741
2020	10,030
Thereafter	9,466
Net Carrying Amount	$ 103,519